Capital Stock (Tables)	12 Months Ended
Feb. 28, 2013
Equity [Abstract]
Schedule of Warrants activities

The following is a summary of the Company’s warrant activities during the year ended February 28, 2013:

		Weighted
	Number of	average
	warrants	exercise price
		US$

Outstanding and exercisable at February 28, 2011	22,643,000	0.16
Issued	1,700,000	0.10
Expired	(22,643,000)	0.16
Outstanding and exercisable at February 29, 2012	1,700,000	0.10
Expired	(1,700,000)	0.10
Outstanding and exercisable at February 28, 2013	1,700,000	0.10

Schedule of Stock Options Outstanding and Exercisable

The following stock options were outstanding and exercisable at February 28, 2013:

	Exercise	Number of	Number of	Remaining
	price	options	options	contractual
Expiry date	US$	outstanding	exercisable	life (years)
April 22, 2014	0.05	25,000	6,250	1.15
April 19, 2015	0.05	50,000	12,500	2.14
April 14, 2016	0.05	250,000	62,500	3.13
May 15, 2017	0.05	25,000	6,250	4.21
		350,000	87,500	2.92

Summary of Stock Option Activities

The following is a summary of the Company’s stock option activities during the year ended February 28, 2013:

		Weighted
	Number of	average
	options	exercise price
		US$

Outstanding at February 28, 2011	$3,250,000	$0.22
Granted	400,000	0.10
Expired/forfeited	(1,625,000)	0.34

Outstanding at February 29, 2012	2,025,000	0.10
Re-priced	(2,025,000)	0.10
Re-priced	2,025,000	0.05
Expired/forfeited without exercised	(1,700,000)	0.05
Granted	25,000	0.05

Outstanding at February 28, 2013	350,000	0.05
Exercisable at February 28, 2013	87,500	0.05

Weighted average fair value of stock options granted during the period		0.05

Schedule of Fair Value of Granted Options Estimated Using Block-Scholes Pricing Model

The fair value of each option granted was estimated on the date of the grant or modification using the Black-Scholes pricing model with the following assumptions:

	For the	For the
	Year ended	Year ended
	February 28, 2013	February 29, 2012

Risk free interest rate	1.10 – 1.46%	2.84%
Expected life	0.48 – 5 years	5 years
Annualized volatility	173.18 – 239.63%	138.96%
Expected dividends	-	-